Benefit Plans - Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Benefit Plans
Projected benefit obligation	$ 5,479	$ 5,078
Accumulated benefit obligation	4,695	4,421
Fair value of plan assets	$ 8,381	$ 6,988